ASSETS AND LIABILITIES HELD FOR SALE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Main assets and liabilities classified as held for sale
Total Assets	R$ 267,057,654	R$ 270,217,462
Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	3,187,141	688,359
Total liabilities	274,464	170,448
Livramento Holding S.A | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		80,317
Total liabilities		170,448
Chapada Piau I | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	70,561	144,574
Chapada Piau II | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	151,411	176,117
Energtica guas da Pedra S.A. | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		286,775
Neoenergia Coelba | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		468
Neoenergia Cosern | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		63
Neoenergia Affluente T | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets		R$ 45
Candiota | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	30,977
Thermal projects
ASSETS AND LIABILITIES HELD FOR SALE
Disposal group of including discontinued operation, consideration	2,659,728
Non-current asset or disposal group held for sale, provision for measurement at fair value	632,087
Thermal projects | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
Total Assets	R$ 2,934,192